Segmented information: (Details 2) (Revenue from sales, Geographic concentration)	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Americas (including the United States)
Segmented information
Percentage of concentration risk	28.00%	38.00%	11.00%
Asia (including China)
Segmented information
Percentage of concentration risk	15.00%	9.00%	12.00%
Other (including Italy)
Segmented information
Percentage of concentration risk	57.00%	53.00%	77.00%